Earnings Per Share - Schedule of Basic and Diluted Net Earnings Per Share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Mar. 31, 2026	Mar. 31, 2025
Numerator:
Net income attributable to ordinary shareholders – basic	$ 3,151,784	$ 1,851,812	$ 7,533,321	$ 4,823,338
Net income attributable to ordinary shareholders – diluted	$ 3,151,784	$ 1,851,812	$ 7,533,321	$ 4,823,338
Denominator:
Weighted average number of ordinary shares outstanding – basic	8,636,186	8,577,679	8,608,245	8,577,583
Weighted average number of ordinary shares outstanding – diluted	8,636,186	8,577,679	8,608,245	8,577,583
Earnings per share attributable to ordinary shareholders – basic	$ 0.36	$ 0.22	$ 0.88	$ 0.56
Earnings per share attributable to ordinary shareholders – diluted	$ 0.36	$ 0.22	$ 0.88	$ 0.56